Loans and Allowance for Loan Losses (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans that were modified as TDRs
Number of Contracts	$ 14	$ 33
Pre- Modification	2,026	20,826
Post- Modification	1,999	19,983
Commercial, financial, and agricultural [Member]
Loans that were modified as TDRs
Number of Contracts	4	9
Pre- Modification	637	3,500
Post- Modification	613	3,486
Real estate construction - commercial [Member]
Loans that were modified as TDRs
Number of Contracts	1	8
Pre- Modification	43	6,616
Post- Modification	41	6,227
Real Estate Mortgage - Residential [Member]
Loans that were modified as TDRs
Number of Contracts	5	7
Pre- Modification	657	1,157
Post- Modification	657	1,010
Real Estate Mortgage Commercial [Member]
Loans that were modified as TDRs
Number of Contracts	2	9
Pre- Modification	645	9,553
Post- Modification	644	9,215
Consumer [Member]
Loans that were modified as TDRs
Number of Contracts	2	0
Pre- Modification	44	0
Post- Modification	$ 44	$ 0